Bank Premises, Furniture, Fixtures and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating lease right-of-use ("ROU")	$ 771,000
Weighted average remaining lease term	1 year 2 months 12 days
Weighted average discount rate	3.30%
Depreciation expense	$ 899	$ 937	$ 1,003